Other financial assets, current (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Interest reinvested in term deposits	₨ 10,025	₨ 5,547
Bottom of range [member]
IfrsStatementLineItems [Line Items]
[custom:SecurityDepositsRanges]	1 year
Top of range [member]
IfrsStatementLineItems [Line Items]
[custom:SecurityDepositsRanges]	5 years 6 months